Income Tax - Reconciliation between Effective Tax Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation [Abstract]
Computed tax expense on income from continuing operations	$ 39.7
Certain income from containership leasing segment that is exempt from tax	(58.0)
Goodwill impairment not deductible for tax	22.4
Change in valuation allowance	25.4
Change in current year uncertain tax positions	1.2
Change in tax law	(0.1)
Foreign rate differential	(26.8)
Withholding taxes	7.8
Other, net	5.0
Total tax expense	$ 16.6	$ 1.2	$ 0.6